Commitments and Contingencies (Polyester Staple Antitrust Litigation Narrative) (Details) (Polyester Staple Antitrust Litigation [Member])	Dec. 31, 2008	Sep. 30, 2006
Polyester Staple Antitrust Litigation [Member]
Loss Contingencies [Line Items]
Number of legal actions		2
Number of tolling arrangements	4
Number of legal actions participants	1